Deposits (Details) - Schedule of Deposits - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Schedule of Deposits [Abstract]
Non-interest bearing checking accounts	$ 12,333	$ 15,726
Checking accounts	19,068	23,902
Savings Accounts	49,477	62,649
Money market demand deposits	8,116	12,875
Total demand, transaction and passbook deposits	88,994	115,152
Certificates of deposit	137,315	124,705
Total deposits	$ 226,309	$ 239,857